Deferred Tax - Additional Information (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Temporary Difference Unused Tax Losses and Unused Tax Credits
Federal corporation tax rate	21.00%
Credited/(charged) relating to changes in tax rates	£ 70	£ 9,620
Deferred tax assets	344	333
Deferred tax liabilities	17,776	17,129
Undistributed earnings of subsidiaries for which deferred tax liabilities have not been recognised	£ 700	£ 700
No expiry date
Disclosure of Temporary Difference Unused Tax Losses and Unused Tax Credits
Expiry period for which no deferred tax asset recognised	no expiry date	no expiry date
Unused tax credits for which no deferred tax asset recognised	£ 80	£ 80
Unused tax losses
Disclosure of Temporary Difference Unused Tax Losses and Unused Tax Credits
Credited/(charged) relating to changes in tax rates	£ 1
Unused tax losses | No expiry date
Disclosure of Temporary Difference Unused Tax Losses and Unused Tax Credits
Expiry period for which no deferred tax asset recognised	no expiry date	no expiry date
Unused tax losses for which no deferred tax asset recognised	£ 308	£ 301
Unused tax losses | Within next 10 years
Disclosure of Temporary Difference Unused Tax Losses and Unused Tax Credits
Expiry period for which no deferred tax asset recognised	within the next 10 years	within the next 10 years
Unused tax losses for which no deferred tax asset recognised	£ 502	£ 616
Deductible temporary differences | No expiry date
Disclosure of Temporary Difference Unused Tax Losses and Unused Tax Credits
Expiry period for which no deferred tax asset recognised	no expiry date	no expiry date
Deductible temporary differences for which no deferred tax asset recognised	£ 0	£ 0
Deductible temporary differences | Within next 10 years
Disclosure of Temporary Difference Unused Tax Losses and Unused Tax Credits
Expiry period for which no deferred tax asset recognised	within the next 10 years	within the next 10 years
Deductible temporary differences for which no deferred tax asset recognised	£ 184	£ 140
Reynolds American Inc.
Disclosure of Temporary Difference Unused Tax Losses and Unused Tax Credits
Name of acquiree	RAI
Date of acquisition	Jul. 25, 2017